SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
SHARE CAPITAL AND SHARE-BASED PAYMENTS
SHARE CAPITAL AND SHARE-BASED PAYMENTS
a)Authorized capital
We have unlimited authorized common shares with no par value.
The 2017 Share Compensation Plan provides for treasury settlement up to an aggregate total of 6.5% of our issued and outstanding common shares.
b)Stock options
Our existing incentive plan, approved by our shareholders, under which options to purchase common shares may be granted to officers, employees and others at the discretion of the Board of Directors. The exercise price of each option is set at the date of grant and shall not be less than the closing market price of our stock on the award date. The expiry date for all grants may not exceed the earlier of 7 years after the grant date and the latest date permitted under the rules of the regulatory authorities. Currently, the vesting periods range up to three years, and the term is seven years. New shares from treasury are issued on the exercise of stock options.
The changes in stock options issued during the years ended December 31, 2019 and 2018 are as follows:

	2019		2018
	Number of stock options	Weighted average exercise price (C$/option)	Number of stock options	Weighted average exercise price (C$/option)
Outstanding, beginning of year	2,638,749	10.35	2,976,360	9.35
Granted	514,355	16.81	668,664	11.84
Exercised	(1,093,844)	(8.78)	(899,050)	(7.79)
Expired	(193,167)	(18.90)	(56,700)	(14.15)
Forfeited	(63,470)	(12.81)	(50,525)	(12.70)
Outstanding, end of year	1,802,623	12.14	2,638,749	10.35

During the year ended December 31, 2019, options granted to officers and employees had exercise prices ranging from C$16.50 to C$17.63 (December 31, 2018 - C$11.07 to C$13.39) and expiry dates ranging from January 1, 2026 to April 1, 2026.
As of December 31, 2019, incentive stock options constitute 1.5% (2018 - 2.2%) of issued and outstanding common share capital. The aggregate intrinsic value of vested share options (market value less exercise price) at December 31, 2019 was $17,831,000 (December 31, 2018 - $11,898,000).

17.	SHARE CAPITAL AND SHARE-BASED PAYMENTS (continued)
The weighted average fair value of stock options granted during the year ended December 31, 2019 and year ended December 31, 2018 were estimated to be C$6.22 and C$5.06 per stock option, respectively, at the grant date using the Black-Scholes option pricing model, based on the following assumptions:

Years ended December 31	2019	2018
Forfeiture rate (%)	3.0	3.0
Dividend yield (%)	—	—
Average risk-free interest rate (%)	1.78	1.88
Expected life (years)	4.2	4.2
Volatility (%)	45.8	55.8

Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise and the vesting period of the grants. Volatility was estimated based upon historical price observations over the expected term. Changes in the subjective input assumptions can materially affect the estimated fair value of the options.
The weighted average share price, at the date of grant, of stock options granted in 2019 was C$16.81 (2018 - C$11.84).
The weighted average share price at the date of the exercise of stock options in 2019 was C$18.37 (2018 - C$14.13).
The following table summarizes information about stock options outstanding and exercisable at December 31, 2019:

	Stock options outstanding		Stock options exercisable
Exercise prices (C$)	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options exercisable	Weighted average exercise price (C$/option)
5.83 - 10.18	438,514	2.8	438,514	7.01
10.19 - 11.63	357,458	4.0	130,022	11.04
11.64 - 15.31	503,876	4.3	218,753	12.69
15.32 - 17.63	502,775	6.0	—	—
	1,802,623	4.4	787,289	9.25

c)Deferred Share Units
Non-executive directors may elect to receive all or a portion of their annual compensation in the form of DSUs which are linked to the value of our common shares. DSUs are issued on a quarterly basis under the terms of the DSU Plan, at the market value of our common shares at the date of grant. DSUs vest immediately and are redeemable in cash on the date the director ceases to be our director.

	2019	2018
Years ended December 31	Number of DSUs	Number of DSUs
Outstanding, beginning of year	533,698	608,763
Granted	79,919	107,318
Redeemed	—	(182,383)
Outstanding, end of year	613,617	533,698

17.	SHARE CAPITAL AND SHARE-BASED PAYMENTS (continued)
c)Deferred Share Units (continued)
DSUs granted in the year ended December 31, 2019 had a weighted average fair value of C$17.90 per unit at the date of grant (2018 - C$12.49). DSUs are cash-settled instruments and, therefore, the fair value of the outstanding DSUs at the end of each reporting period is recognized as an accrued liability with the associated compensation expense recorded in general and administrative expenses. As at December 31, 2019, the fair value of outstanding DSUs was C$24.99 per unit (December 31, 2018 - C$16.50 per unit).
At December 31, 2019, an accrued liability of $11,807,000 (2018 - $6,455,000) relating to DSUs has been recognized.
d) Restricted Share Units
RSUs are granted to employees based on the value of our share price at the date of grant. The awards have a graded vesting schedule over a three-year period. The terms of the plan provide the Board of Directors the discretion to elect to settle the units in either cash or shares.
To date, RSUs have been cash-settled and, therefore, are recognized as a liability, with fair value re-measurement at each reporting period. The associated compensation expense is recorded in general and administrative expenses unless directly attributable to our operations, whereby it is included in production costs, or exploration, evaluation and reclamation expense.

	2019	2018
Years ended December 31	Number of RSUs	Number of RSUs
Outstanding, beginning of year	425,095	541,006
Granted	195,530	322,935
Settled	(200,671)	(276,983)
Forfeited	(63,794)	(161,863)
Outstanding, end of year	356,160	425,095

RSUs granted in the year ended December 31, 2019 had a weighted average fair value of C$18.14 per unit at the date of grant (2018 - C$11.47 per unit). RSUs settled in the year ended December 31, 2019 were settled at a fair value of C$17.67 per unit (2018 - C$12.33). As at December 31, 2019, the fair value of outstanding RSUs was C$24.99 per unit (December 31, 2018 - C$16.50 per unit).
At December 31, 2019, an accrued liability of $4,003,000 (2018 - $2,949,000) relating to RSUs has been recognized.
e)     Performance Share Units
PSUs are granted to senior executives, and vest after a performance period of three years. The vesting of these awards is based on our total shareholder return in comparison to our peer group and awards vested range from 0% to 200% of initial PSUs granted. Under the terms of our 2017 Share Compensation Plan, our Board of Directors have the discretion to elect to settle PSUs in either cash or shares.
On February 22, 2019, our Board of Directors indicated its intention to settle all of the PSUs issued under our 2017 Share Compensation Plan, when vested, in common shares of SSR Mining.
Prior to this date, based on our past history of settling PSUs in cash, we had accounted for our obligations as a liability. As a result of this change, the value of the relevant outstanding PSUs was fixed at that date and the existing liability of $1,764,000 ($1,284,000, net of tax) was transferred to the share-based compensation reserve of shareholders' equity. The unamortized value of $4,652,000 relating to these PSUs will be amortized over the remaining vesting periods.

17.	SHARE CAPITAL AND SHARE-BASED PAYMENTS (continued)
e)     Performance Share Units (continued)
PSUs granted prior to those under the 2017 Share Compensation Plan were accounted for as cash-settled and, therefore, were recognized as a liability, with fair value re-measurement at each reporting period. The associated compensation cost is recorded in general and administrative expenses.

	2019	2018
Years ended December 31	Number of PSUs	Number of PSUs
Outstanding, beginning of year	311,100	391,432
Granted	144,500	174,900
Settled	(122,300)	(255,232)
Forfeited	(24,800)	—
Outstanding, end of year	308,500	311,100

PSUs granted in the year ended December 31, 2019 had a weighted average fair value of C$15.22 per unit at the date of grant (2018 - C$10.72 per unit). PSUs settled in the year ended December 31, 2019 were settled at a value of C$23.43 per unit (December 31, 2018 - C$23.09). As at December 31, 2019, the estimated weighted average value was C$39.60 per unit (2018 - C$26.76 per unit).
At December 31, 2019, an accrued liability of $3,729,000 (2018 - $7,230,000) related to PSUs has been recognized.
f)    Share-based compensation
Total share-based compensation, including all equity and cash-settled arrangements, for the years ended December 31, 2019 and 2018 has been recognized in the consolidated financial statements as follows:

Years ended December 31	2019	2018
Equity-settled
Production costs	$250	$160
General and administrative expense	3,715	1,958
Exploration, evaluation and reclamation expense	40	39
Cash-settled
Production costs	1,201	1,024
General and administrative expense	9,099	11,412
Exploration, evaluation and reclamation expense	119	125
	$14,424	$14,718